Impairment (Tables)	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Carrying Amount of Goodwill Allocated to Each of Cash Generating Units for Impairment Testing

Carrying amount of goodwill allocated to each of the CGUs for impairment testing is as follows:

		(In millions of yen)
For the year ended December 31, 2015
LINE business and portal CGU	MixRadio CGU	Total
3,120	2,692	5,812

(In millions of yen)
For the year ended December 31, 2016
LINE business and portal CGU	Total
3,400	3,400

(In millions of yen)
For the year ended December 31, 2017
LINE business and portal CGU	Total
16,767	16,767

Significant Assumptions Used in Value in Use Calculations

The significant assumptions used in the value in use calculations are as follows:

	2015		2016		2017
CGU	Pre-tax discount rate	Terminal growth rate	Pre-tax discount rate	Terminal growth rate	Pre-tax discount rate	Terminal growth rate
LINE business and portal CGU	14.7%	1.4%	11.7%	1.1%	10.3%	1.6%